UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported): February 14, 2017

Commission File Number of securitizer: 025-03075

Central Index Key Number of securitizer: 0001690797

HONOR FINANCE, LLC1

(Exact name of securitizer as specified in its charter)

Lionel Lenz, Chief Financial Officer (847) 919-3580

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code,

of the person to contact in connection with this filing

[1]	Honor Finance, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities issued by it and its subsidiaries and outstanding during the reporting period in the motor vehicle retail installment sales contract asset class.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HONOR FINANCE, LLC (Securitizer)

By:	/s/ Lionel Lenz
Name: Lionel Lenz
Title: Chief Financial Officer

Date: February 14, 2017